Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Cost of net debt	$ (2,110)	$ (2,352)	$ (2,121)
Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Loans and receivables	154	200	161
Financing liabilities and associated hedging instruments	(1,660)	(1,897)	(1,927)
Fair value hedge (ineffective portion)	12	(1)	(6)
Lease assets and obligations	(422)	(417)
Assets and liabilities held for trading	(194)	(237)	(349)
Cost of net debt	(2,110)	(2,352)	(2,121)
Impact of the hedging strategies
Revaluation impact at market value of bonds	(4,004)	(762)	1,332
Swap hedging of bonds	4,016	761	(1,338)
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	12	(1)	(6)
Net investment hedge
Balance as of the beginning of the period	(717)	(724)	(762)
Variations	(71)	7	38
Balance as of the end of the period	(788)	(717)	(724)
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	(327)	(585)	24
Recycled amount from other comprehensive income to the income statement of the period	139	47	(116)
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0